Share-Based Payments - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - RSU Calyxt 2017 [member] - Calyxt Inc. [member]	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares outstanding, beginning balance	571,303	547,807
Number of restricted stock units outstanding, granted	1,077,600	406,981
Number of restricted stock units outstanding, vested	(303,728)	(193,857)
Number of restricted stock units outstanding, cancelled	(115,969)	(189,628)
Number of free shares outstanding, ending balance	1,229,206	571,303
Weighted average grant date fair value, beginning balance		$ 9.49
Weighted average grant date fair Value, granted	$ 1.26	4.59
Weighted average grant date fair value, vested	6.39	7.68
Weighted average grant date fair Value, cancelled	4.14	10.91
Weighted average grant date fair value, ending balance	$ 1.99	$ 6.15